Annual Total Returns (Vanguard Financials Index Fund - Admiral Shares Retail) (Vanguard Financials Index Fund, Vanguard Financials Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Annual Total Return
2012	26.34%
2011	(14.39%)
2010	14.79%
2009	14.76%
2008	(49.12%)
2007	(17.47%)
2006	19.21%
2005	6.04%